UNITED STATES              ------------------------
                   SECURITIES AND EXCHANGE COMMISSION        OMB APPROVAL
                         Washington, D.C. 20549         ------------------------
                                                        OMB Number: 3235-0456
                                                        Expires: August 31, 2000
                               FORM 24F-2               Estimated average burden
                    Annual Notice of Securities Sold    hours per response.....1
                         Pursuant to Rule 24f-2         ------------------------

     Read Instructions at end of Form before preparing Form. Please print or type.

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1.  Name and address of issuer:
                           CitiFunds Fixed Income Trust
                           21 Milk Street  5th Fl
                           Boston, MA   02109

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2.  The name of each series or class of securities for which this Form is filed
    (If the Form is being filed for all series and classes of securities of the
    issuer, check the box but do not list series or classes):         [ ]

                           CitiFunds Short-Term U.S. Government Income Portfolio

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3.  Investment Company Act File Number:  811-5033


    Securities Act File Number:  33-6540

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4(a). Last day of fiscal year for which this Form is filed: December 31, 1999

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4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)
                                      N/A

      Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c). [ ] Check box if this is the last time the issuer will be filing this
          Form.
                                      N/A

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
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5.  Calculation of registration fee:
    (i.)   Aggregate sale price of securities
           sold during the fiscal year
           pursuant to section 24(f):                            $6,637,595.48

    (ii.)  Aggregate price of securities
           redeemed or repurchased during
           the fiscal year:                       $22,456,701.49

    (iii.) Aggregate price of securities
           redeemed or repurchased during
           any prior fiscal year ending
           no earlier than October 11, 1995
           that were not previously used to
           reduce registration fees payable
           to the Commission:                     $0

    (iv.)  Total available redemption credits
           [add items 5(ii) and 5(iii)]:                         $22,456,701.49

       (v.)    Net Sales - if item 5(i) is
               greater than Item 5(iv) [subtract
               item 5(iv) from item 5(i)]:                       $0

       ---------------------------------------------------------
       (vi.)   Redemption credits available for   $15,819,106.01
               use in future years
               - If item 5(i) is less than item
               5(iv)[subtract Item 5(iv) from
               Item 5(i)]:

       ---------------------------------------------------------
       (vii.)  Multiplier for determining
               registration fee (See
               Instruction C.9):                                 x.000264

       (viii.) Registration fee due [multiply
               Item 5(v) by Item 5(vii)]
               (enter "0" if no fee is due):                          =$0

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6.  Prepaid Shares

    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

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7.  Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):
                                                                      +$0

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8.  Total of the amount of the registration fee due plus any interest due
    [line 5(viii) plus line 7]:
                                                                      =$0
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9.  Date the registration fee and any interest payment was sent to the
    Commission's lockbox depository

                     Method of Delivery:    N/A

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
                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)      Linwood C. Downs
                              -----------------------
                              Treasurer
                              -----------------------

Date 3/16/00
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     Please print the name and title of the signing officer below the signature.